Cover	Oct. 29, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Establishment Labs Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity File Number	001-38593
Entity Address, Address Line One	11401 Century Oaks Terrace
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
Country Region	1
City Area Code	800
Local Phone Number	924-5072
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	ESTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001688757
Amendment Flag	false
Entity Tax Identification Number	98-1436377